Income Taxes (Details) - Schedule of tax effects of significant portions of the deferred tax asset - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Deferred tax assets:
Bad debt allowance	$ 443,934	$ 436,761
Loss carryforward	115,018	113,160
Total	$ 558,952	$ 549,921